Vessel Operating Expenses (Table)	9 Months Ended
Mar. 31, 2014
Vessel Operating Expenses.
Schedule of vessel operating expenses
Crew wages and related costs	5,306,441
Spares and stores	1,395,287
Lubricants	480,279
Insurance	566,021
Repairs and maintenance costs	502,424
Miscellaneous expenses	144,507
Total	8,394,959